Financial instruments and risk management - Summary of impact of hedging instrument on statement of financial position (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Nominal amount (US$ millions)	$ 890	$ 1,050
Change in fair value in the period	(92)	(54)	$ (424)
Losses/(gains) reclassified from reserves to income statement	(3,439)	655	$ (2,357)
Aluminium embedded derivatives separated from the power contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount (US$ millions)	890	1,050
Carrying amount	(113)	(174)
Change in fair value in the period	42	3
Embedded derivatives in other financial liabilities	113	174
Highly probable forecast aluminum sales
Disclosure of detailed information about financial instruments [line items]
Cash flow hedge reserve	(39)	(91)
Change in fair value in the period	(26)	(16)
Highly probable forecast aluminum sales | Cash flow hedge reserve
Disclosure of detailed information about financial instruments [line items]
Total hedging gains/(losses) recognised in reserves	42	(1)
Hedge ineffective-ness in the period (losses)/gains	0	4
Losses/(gains) reclassified from reserves to income statement	$ 5	$ (2)